FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

	2026	2025
	HK$	HK$

Financial assets
Amortized cost
Trade receivables	5,411,404	1,632,602
Other receivables	36,878	11,260
Refundable Deposits	93,139	104,445
Cash and cash equivalent	36,308,320	1,384,211
Total	41,849,741	3,132,518

Financial liabilities
Amortized cost
Trade payables	197,040	82,560
Interest payables	589,997	3,000,465
Accrued charges and other payables	1,620,012	6,831,588
Amount due to directors	392,298	821,243
Amount due to a shareholder	189,922	689,922
Bank borrowings	6,978,895	2,623,655
Other borrowings	-	26,600,000
Lease liabilities	563,122	169,581

Total	10,531,286	40,819,014

SCHEDULE OF INTEREST RATE PROFILE OF THE COMPANY’S BORROWINGS

The following table details the interest rate profile of the Company’s borrowings of March 31, 2026 and 2025:

	2026	2025
	HK$	HK$

Fixed Rate Borrowings:

Bank and other borrowings	2,287,378	26,000,000
Lease liabilities	563,122	169,581

Floating rate borrowings:

Bank borrowings	4,691,517	2,623,655

SCHEDULE OF CREDIT RISK AND IMPAIRMENT

The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

			Gross carrying amount
	Internal		For the year ended March 31,
	Credit rating	12m or Lifetime ECL	2026 HK$	2025 HK$

Trade receivables	Low risk (Note)	Lifetime ECL - not credit-impaired	5,411,404	1,632,602

Other receivables	Low risk	12m ECL	36,878	11,260

Deposits	Low risk	12m ECL	93,139	104,445

Cash and cash equivalent	Low risk	12m ECL	36,308,320	1,384,211

SCHEDULE OF INTEREST FLOWS ARE FLOATING RATE THE UNDISCOUNTED AMOUNT IS DERIVED FROM INTEREST RATE

The table includes both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amounts is derived from the interest rate at the end of the reporting period.

2026	Weighted average interest rate	On demand or less than 1 month	1 -3 months	3 months to 1 year	1 year to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount at March 31, 2026
		HK$	HK$	HK$	HK$	HK$	HK$	HK$

Non-derivative financial liabilities
Trade payables		197,040	-	-	-	-	197,040	197,040
Interest payables		589,997	-	-	-	-	589,997	589,997
Accrued charges and other payables		1,620,012	-	-	-	-	1,620,012	1,620,012
Amounts due to directors		392,298	-	-	-	-	392,298	392,298
Amount due to a shareholder		189,922	-	-	-	-	189,922	189,922
Bank borrowing
-floating rate	3.46%	4,691,517	-	-	-	-	4,691,517	4,691,517
-fixed rate	6.25%	2,287,378	-	-	-	-	2,287,378	2,287,378
Lease liabilities	5.95%	18,500	37,000	166,500	388,500	-	610,500	563,122

Total		9,986,664	37,000	166,500	388,500	-	10,578,664	10,531,286

2025	Weighted average interest rate	On demand or less than 1 month	1 -3 months	3 months to 1 year	1 year to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount at March 31, 2025
		HK$	HK$	HK$	HK$	HK$	HK$	HK$

Non-derivative financial liabilities
Trade payables		82,560	-	-	-	-	82,560	82,560
Interest payables		3,000,465	-	-	-	-	3,000,465	3,000,465
Accrued charges and other payables		6,831,588	-	-	-	-	6,831,588	6,831,588
Amounts due to directors		821,243	-	-	-	-	821,243	821,243
Amount due to a shareholder		689,922	-	-	-	-	689,922	689,922
Bank borrowings
-floating rate	3.00%	2,623,655	-	-	-	-	2,623,655	2,623,655
Other borrowings
-fixed rate	8.76%	26,600,000	-	-	-	-	26,600,000	26,600,000
Lease liabilities	5.95%	19,300	38,600	115,800	-	-	173,700	169,581

Total		40,668,733	38,600	115,800	-	-	40,823,133	40,819,014

Maturity Analysis – Bank and other borrowings with a repayment on demand clause based on scheduled repayments

	Weighted average interest rate	Less than 1 year	1 -2 years	More than 2 years	Total undiscounted cash flows	Carrying amount
	%	HK$	HK$	HK$	HK$	HK$

March 31, 2026	4.38%	2,347,635	2,347,635	3,177,719	7,872,989	6,978,895

March 31, 2025	8.24%	8,717,693	2,697,174	25,241,592	36,656,459	29,223,655